Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt

As of June 30, 2022 and December 31, 2021, debt consisted of the following:

	As of	As of
	June 30,	December 31
	2022	2021
Long-term debt	$157,852	$1,566,598
Short-term debt	—	2,000,000
Line of credit	—	3,500,000
Total notes payable	157,852	7,066,598
Less: current portion	(122,023)	(3,447,056)
Less: line of credit	—	(3,500,000)
Total notes payable, net of current portion	$35,829	$119,542

As of December 31, 2021 and 2020 debt consisted of the following:

	As of	As of
	December 31,	December 31,
	2021	2020
Long-term debt	$1,566,598	$5,677,505
Short-term debt	2,000,000	7,745,843
Related party notes payable	-	3,001,366
Convertible Notes, net of subscriptions to members	-	8,254,390
Payroll protection loan	-	1,669,552
Other notes payable	-	212,066
Line of credit	3,500,000	3,500,000
Total notes payable	7,066,598	30,060,722
Less: current portion	(3,447,056)	(22,649,995)
Less: line of credit	(3,500,000)	(3,500,000)
Notes payable, net of current portion	119,542	3,910,727
Deferred financing fees	-	(36,492)
Total notes payable, net	$119,542	$3,874,235

Schedule of Future Minimum Principal Payments of Debt	Future minimum principal payments on the notes payable are, as of June 30, 2022:

2022 (for the remainder of)	$60,180
2023	72,118
2024	18,255
2025	7,299
2026	—
$157,852
Future minimum principal payments on the notes payable as of December 31, 2021:
2022	$6,947,056
2023	93,943
2024	18,267
2025	7,332
2026	-

$7,066,598